Cover Page	Nov. 02, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Apple Inc.
Entity Incorporation, State or Country Code	CA
Entity File Number	001-36743
Entity Tax Identification Number	94-2404110
Entity Address, Address Line One	One Apple Park Way
Entity Address, Address Line Two	MS 927-4GC
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	996-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000320193
Common Stock, $0.00001 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	AAPL
Security Exchange Name	NASDAQ
1.625% Notes due 2026
Entity Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2026
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
2.000% Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2027
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
1.375% Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2029
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.050% Notes due 2029
Entity Information [Line Items]
Title of 12(b) Security	3.050% Notes due 2029
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
0.500% Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2031
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.600% Notes due 2042
Entity Information [Line Items]
Title of 12(b) Security	3.600% Notes due 2042
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ